Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200	200	200
Preferred stock, shares issued	200	200	200
Preferred stock, shares outstanding	200	200	200
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	12,921,297	3,167,747	512,167
Common stock, shares outstanding	12,921,297	3,167,747	512,167